CURRENT RECEIVABLES AND OTHER CURRENT ASSETS - Summary of Trade Receivables by Currency (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Trade receivables	€ 185,000	€ 184,260
Euro
Disclosure of financial assets [line items]
Trade receivables	78,286	111,191
U.S. Dollar
Disclosure of financial assets [line items]
Trade receivables	84,590	51,295
Pound Sterling
Disclosure of financial assets [line items]
Trade receivables	3,908	6,560
Chinese Yuan
Disclosure of financial assets [line items]
Trade receivables	2,478	1,398
Japanese Yen
Disclosure of financial assets [line items]
Trade receivables	11,348	8,921
Other
Disclosure of financial assets [line items]
Trade receivables	€ 4,390	€ 4,895